TYPE:	13F-HR
PERIOD	03/31/2002
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	A. SWAYZE
   PHONE 609-219-7416

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ashleigh C. Swayze, Esq.
Title:   Filer's Attorney
Phone:   609-219-7416


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
AOL Time Warner Inc.     Com  00184A105    4269    180515   SH      SOLE            180515
American Intl Group      Com  026874107    5555     77004   SH      SOLE             77004
Bellsouth Corp           Com  079860102      46      1261   SH      SOLE              1261
Bristol Myers Squibb     Com  110122108      32       800   SH      SOLE               800
Cardinal Health Inc      Com  14149Y108      62       875   SH      SOLE               875
Charles Schwab           Com  808513105      32      2467   SH      SOLE              2467
Cisco Systems            Com  17275R102    7266    429168   SH      SOLE            429168
Citigroup                Com  172967101    9860    195476   SH      SOLE            195476
Clear Channel Communica  Com  184502102      55      1075   SH      SOLE              1075
Duke Energy              Com  264399106     185      4896   SH      SOLE              4896
Eli Lily & Co.           Com  532457108      75       985   SH      SOLE               985
Exxon Mobil              Com  30231G102      46      1056   SH      SOLE              1056
Fifth Third Bancorp      Com  316773100     108      1604   SH      SOLE              1604
General Electric         Com  369604103    8778    234395   SH      SOLE            234395
Home Depot               Com  437076102     152      3133   SH      SOLE              3133
I2 Technologies          Com  465754109       1       100   SH      SOLE               100
IBM                      Com  459200101      17       160   SH      SOLE               160
Intel                    Com  458140100    2552     83936   SH      SOLE             83936
Johnson & Johnson        Com  478160104    8279    127463   SH      SOLE            127463
Kohl's                   Com  500255104      21       300   SH      SOLE               300
Medtronic                Com  585055106      70      1545   SH      SOLE              1545
Merck & Co.              Com  589331107      75      1308   SH      SOLE              1308
Merrill Lynch            Com  590188108      83      1500   SH      SOLE              1500
Microsoft                Com  594918104    6196    102737   SH      SOLE            102737
Nokia ADR                Com  654902204      31      1490   SH      SOLE              1490
Oracle                   Com  68389X105    3040    237490   SH      SOLE            237490
Pfizer Inc               Com  717081103    6652    167390   SH      SOLE            167390
Procter & Gamble         Com  742718109   16389    181923   SH      SOLE            181923
Sepracor                 Com  817315104       0        10   SH      SOLE                10
State Street             Com  857477103      11       200   SH      SOLE               200
Texas Instruments        Com  882508104    4499    135918   SH      SOLE            135918
Tyco Int'l LTD New       Com  902124106    4542    140527   SH      SOLE            140527
Verizon                  Com  92343V104      41       900   SH      SOLE               900
Wal-Mart Stores Inc.     Com  931142103    8531    139163   SH      SOLE            139163
Walgreen                 Com  931422109      76      1950   SH      SOLE              1950
Wells Fargo              Com  949746101    4765     96456   SH      SOLE             96456
American Phonemeter Corp Com  028870103       0       580   SH      SOLE               580
Broadcom                 Com  111320107       4       120   SH      SOLE               120
Cincinnati Financial     Com  1720622101     17       400   sh      SOLE               400
Dell Computer            Com  247025109       7       270   SH      SOLE               270
Federal Natl Mortgage    Com  313586109      24       300   SH      SOLE               300
Ford Motor Company       Com  345370100       7       447   SH      SOLE               447
Gemstar TV Guide         Com  36866W106       3       200   SH      SOLE               200
Harley-Davidson          Com  412822108      44       800   SH      SOLE               800
Jefferson Pilot          Com  475070108       9       187   SH      SOLE               187
Lehman Bros Holdgs Inc   Com  524908100      45       700   SH      SOLE               700
Qualcomm Inc.            Com  747525103       4       107   SH      SOLE               107
S&P 500 Depositary       Com  78462F103      69       600   SH      SOLE               600
Target Corp              Com  78387G103       8       175   SH      SOLE               175
Verisign                 Com  9.23E+106      18       664   SH      SOLE               664
Worldcom Inc-MCI Group   Com  98157D304       0        21   SH      SOLE                21
Fleet Capital 7.2%       Pref 33889V207      82      3400   SH      SOLE              3400
Ford Motor Pfd 9%        Pref 345343206       4       150   SH      SOLE               150
General Motors 7.25%     Pref 370442774      61      2500   SH      SOLE              2500
USB PFD 7.35             Pref 90334V208      97      4000   SH      SOLE              4000
AOL Call 0402            Call 00184A9DF    .035         7   SH      SOLE                 7
AMGN Call Jul02          Call 03116C9GN    .129         2   SH      SOLE                 2
CSCO Call Apr02          Call 147275G9DD   .070         7   SH      SOLE                 7
EMC Call Apr02           Call 2686489DW    .030         6   SH      SOLE                 6
GE Call Jun02            Call 3696049FV    .120         3   SH      SOLE                 3
JNJ Call Jul02           Call 4781609GN    .160         2   SH      SOLE                 2
MSFT Call Jul02          Call 5949189GM    .450         2   SH      SOLE                 2
PG Call Apr02            Call 7427189DR    1.50        10   SH      SOLE                10
PG Call Jan03            Call 7427199AR   13.60        20   SH      SOLE                20
PG Call Jul02            Call 7427189GR    3.90        10   SH      SOLE                10
PG Call Oct02            Call 7427189JR    5.50        10   SH      SOLE                10
PG Call Oct02            Call 7427189JS    8.25        25   SH      SOLE                25
TXN Call Jul02           Call 8825089GH     .30         3   SH      SOLE                 3

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